Restricted Net Asset Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
Condensed Balance Sheets
(Amounts in thousands)

	December 31, 2017	December 31, 2018
	RMB	RMB	US$
ASSETS

Current assets:
Cash	1,184	13,270	1,930
Amounts due from related parties	2,639,708	2,771,485	403,096
Prepaid expenses and other current assets	171,362	164,555	23,934
Total current assets	2,812,254	2,949,310	428,960
Investments and loans to subsidiaries	-	-	-
Total assets	2,812,254	2,949,310	428,960

LIABILITIES AND SHAREHOLDERS’ DEFICIT

Current liabilities:
Amounts due to related parties	3,066,825	3,236,397	470,714
Other current liabilities and accrued expenses	43,625	46,193	6,720
Total current liabilities	3,110,450	3,282,590	477,434
Non-current liabilities:
Deficit subsidiaries	11,184,517	12,972,645	1,886,793
Total liabilities	14,294,967	16,255,235	2,364,227

Shareholders’ deficit
Ordinary shares -
Par value: US$0.01
Authorized shares: 1,000,000,000
Issued shares: 187,490,478 and 187,490,478 as of December 31, 2017 and 2018, respectively
Outstanding shares: 181,763,770 and 181,763,770 as of December 31, 2017 and 2018, respectively	13,791	13,791	2,006
Additional paid-in capital	7,257,689	7,258,280	1,055,673

Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2017 and 2018, respectively, at cost	(127,331)	(127,331)	(18,520)
Accumulated other comprehensive income/(losses)	119,592	(118,480)	(17,232)
Accumulated deficit	(18,746,454)	(20,332,185)	(2,957,194)
Total shareholders’ deficit	(11,482,713)	(13,305,925)	(1,935,267)

Commitments and contingencies	-	-	-

Total liabilities and shareholders’ deficit	2,812,254	2,949,310	428,960

Condensed Statement of Comprehensive Income [Table Text Block]
Condensed Statements of Comprehensive Loss
(Amounts in thousands)

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Selling expenses	29,261	2,277	1,441	210
General and administrative expenses	13,087	26,405	5,140	748
Research and development expenses	-	-	-	-
Total operating expenses	42,348	28,682	6,581	958
Interest expense	(47)	(126)	(123)	(18)
Foreign currency exchange gain/(losses)	4,792	(19,397)	6,235	907
Other income	421	426	422	62
Gain/(Loss) before income taxes	(37,182)	(47,779)	(47)	(7)
Equity in losses of subsidiaries	(2,060,472)	(3,270,249)	(1,613,234)	(234,635)
Income tax expense	-	-	-	-
Net loss	(2,097,654)	(3,318,028)	(1,613,281)	(234,642)
Foreign currency exchange translation adjustment, net of nil tax	(234,675)	174,243	(238,072)	(34,626)
Cash flow hedging derivatives, net of nil tax	-	-	-	-
Comprehensive loss	(2,332,329)	(3,143,785)	(1,851,353)	(269,268)

Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows
(Amounts in thousands)

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Operating activities:
Net cash (used in)/provided by operating activities	(32,459)	(668)	(6,340)	(922)

Investing activities:
Repayment of amounts due from subsidiaries, net	31,767	1,399	18,426	2,680
Net cash provided by investing activities	31,767	1,399	18,426	2,680
Net (decrease)/increase in cash	(692)	731	12,086	1,758
Cash at beginning of year	1,145	453	1,184	172
Cash at end of year	453	1,184	13,270	1,930

Non-cash investing and financing transactions:	-	-	-	-